OLD DOMINION INVESTORS' TRUST, INC.

Dear Shareholder:

Enclosed is a Notice of a Special Meeting of Shareholders (the "Special Meeting") of the Old Dominion Investors' Trust, Inc. (the "Fund"), on behalf of its only series ("Old Dominion" or the "Series"). The Special Meeting has been called for _______________, 2003 at _____ [a.m./p.m.], at the offices of
_________________, located at ________________________. The accompanying
Combined Proxy Statement/Prospectus describes a proposal to reorganize Old Dominion. To avoid having Old Dominion incur the expense and delay of further solicitations, we ask you to give your prompt attention to this proposal, and vote by sending in the enclosed proxy card.

This material addresses a matter of great importance to all of the shareholders of the Series. The Fund appreciates the confidence that you have placed in it and in the adviser, and has sought to earn your support. However, the Directors have come to believe that the shareholders' interests would be better served if Old Dominion combined with and become a part of the New Market Fund ("New Market"), a series of The World Funds, Inc.("TWF"), another open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act") in a transaction structured as a tax-free reorganization. The Board is recommending that shareholders consider and approve a Plan of Reorganization that would result in the exchange of your shares in Old Dominion for those of New Market Fund. If the proposal is approved, on the date of the exchange you will receive shares in New Market equal in value to your shares of Old Dominion at that time.

The attached proxy statement and prospectus describes an Agreement and Plan of Reorganization (the "Agreement") involving Old Dominion and New Market, and explains the similarities and differences between the two funds. If the reorganization is approved and completed as proposed in the Agreement, substantially all of the assets and stated liabilities of Old Dominion would be transferred to New Market, and you will receive shares of New Market in exchange for your Old Dominion shares. Immediately following the reorganization, the dollar value of your account will be the same as it was immediately before the reorganization. You will not be required to recognize any gain or loss on the exchange for federal income tax purposes. New Market currently offers three classes of shares, including the Class A shares that will be issued to Old Dominion shareholders in the reorganization.

Please read the enclosed proxy statement and prospectus carefully and cast your vote by completing and returning the enclosed proxy card. To help avoid additional expense, be sure to vote promptly. If you have any questions, please call us at _____________________. We will be glad to help you. Please take the time to review this document and vote now.

To ensure that your vote is counted, indicate your position on the enclosed proxy card. Sign and return your card promptly. If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

Sincerely,



--------------------
Chairman

                       Old Dominion Investors' Trust, Inc.
                                 110 Bank Street
                                Suffolk, VA 23434


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                       OLD DOMINION INVESTORS' TRUST, INC.

                    To Be Held On ______________ ____, 200__

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of Old Dominion Investors' Trust, Inc. (the "Corporation"), on behalf of its only series ("Old Dominion" or the "Series") will be held at the offices of _____________________ on ____________ ____, 200_, at _____ [a.m./p.m.]
(Eastern time) for the following reasons:

      1. To consider a proposal to approve a Plan of Reorganization providing for the transfer of substantially all of the assets of Old Dominion to the New Market Fund series of The World Funds, Inc. ("New Market"), another open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), in exchange for shares of New Market, followed by the distribution of such shares to the shareholders of Old Dominion.

      2. To transact any other business as may properly come before the Special Meeting or any adjournment thereof.

The transaction contemplated by the Plan of Reorganization is described in the attached Combined Proxy Statement/Prospectus. A copy of the Plan of Reorganization is attached as Exhibit A and a prospectus for New Market is also attached.

Shareholders of record as of the close of business on _______________ ____, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

IT IS VERY IMPORTANT THAT YOUR SHARES BE REPRESENTED AT THIS SPECIAL MEETING. WHETHER OR NOT YOU EXPECT TO BE PRESENT, PLEASE COMPLETE, SIGN, DATE AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID, RETURN ENVELOPE. YOUR PROMPT RESPONSE WILL HELP TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY.


_________, 200__              By Order of the Board of Directors,
Richmond, Virginia             __________________________Secretary

The Board of Directors urges you to complete, date, sign and return the enclosed proxy card(s) in the enclosed postage-paid return envelope. It is important that you return your signed proxy promptly so that a quorum may be ensured. If you attend the meeting, you may vote your shares in person.

                       Combined Proxy Statement/Prospectus

                                TABLE OF CONTENTS



                       COMBINED PROXY STATEMENT/PROSPECTUS

                          Dated ________________, 200__

  Proposal for the Acquisition of the assets of Old Dominion Investors' Trust,
                                      Inc.
             by, and in exchange for shares of, the New Market Fund

This Combined Proxy Statement/Prospectus is being furnished to you by the Board of Directors (the "Board") of Old Dominion Investors' Trust, Inc., a registered open-end investment company (the "Corporation"), on behalf of its only series ("Old Dominion" or the "Series") for use at a Special Meeting of Shareholders of Old Dominion to be held at _____[a.m./p.m.] Eastern time on _________________________, at the offices of
________________________________________________________(the "Special
Meeting"). Proxy materials are first being mailed to shareholders of Old Dominion on or about _____________________.

The purpose of the Special Meeting is to consider and vote on a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") involving Old Dominion and the New Market Fund ("New Market"), a series of The World Funds, Inc., another registered open-end investment management company ("TWF"). A copy of the Reorganization Agreement is attached hereto as Exhibit A.

Pursuant to the Reorganization Agreement, New Market will acquire substantially all of the assets of Old Dominion and assume Old Dominion's liabilities that are reflected in the computation of its net asset value and other ordinary operating liabilities of Old Dominion, but only such liabilities. In exchange, New Market will issue to Old Dominion shares of New Market having an aggregate net asset value equal to the aggregate value of Old Dominion assets so transferred, less the Old Dominion liabilities so assumed. Shares of New Market received by Old Dominion in the transaction will then be distributed pro rata to shareholders of Old Dominion, and the Series' operations will be discontinued. The Corporation then will be permanently dissolved. It is expected that the dollar value of each Old Dominion shareholder's account in New Market immediately after these proposed transactions (the "Reorganization") will be the same as the dollar value of such shareholder's account in Old Dominion immediately prior to the Reorganization.

It is the intention of the parties that the Reorganization would qualify for treatment as a tax-free reorganization, so that shareholders of Old Dominion will not have to recognize any gain or loss due to the exchange of shares in the Reorganization. However, the approval and implementation of the Reorganization is not conditioned upon the receipt of any tax ruling or tax opinion regarding the transaction, and no tax opinion will be obtained by the parties.

No sales charge or commission, or redemption fee will be imposed upon the New Market shares issued, or on the Old Dominion shares surrendered, in the Reorganization. Shares of New Market that shareholders of Old Dominion receive in exchange for their shares of Old Dominion will not be subject to any deferred sales charge.

The principal executive office of TWF and New Market is located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229; telephone number: (800) 527-9525. The principal executive office of the Corporation and Old Dominion is located at 110 Bank Street, Suffolk, Virginia 23434; telephone number:
-------------------------.

This proxy statement and prospectus sets forth concisely information that shareholders of Old Dominion should know before voting on the Reorganization Agreement and the Reorganization. It also constitutes an offering of shares of New Market. Please read this proxy statement and prospectus carefully and retain it for future reference.

A Statement of Additional Information of New Market, dated _____________, relating to this proxy statement and prospectus (the "Reorganization SAI") has been filed with the U.S. Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated herein by reference. Copies of the Reorganization SAI may be obtained without charge by writing to or calling Old Dominion at the address or phone number shown above.

In addition, the Prospectus and Statement of Additional Information of New Market, each dated October 31, 2002, as revised April 1, 2003 (the "New Market Prospectus" and the "New Market SAI," respectively), and the Annual Report to Shareholders of New Market for the year ended August 31, 2003 and its Semiannual Report to Shareholders for the six months ended February 28, 2003 (the "New Market Shareholder Reports") have been filed with the Commission and are incorporated by reference herein. The New Market Prospectus and the New Market Shareholder Reports accompany this proxy statement and prospectus, and the New Market SAI may be obtained without charge by writing to or calling The World Funds, Inc. at the above address or telephone number.

The Prospectus and Statement of Additional Information of Old Dominion, each dated ____________________ (the "Old Dominion Prospectus" and the "Old Dominion SAI," respectively), the Annual Report to Shareholders of Old Dominion for the year ended August 31, 2003 and its Semiannual Report to Shareholders for the six months ended February 28 2003 (the "Old Dominion Shareholder Reports") have been filed with the Commission, are incorporated by reference herein and may be obtained without charge by writing or calling the Corporation at the address and phone number shown above.

YOUR VOTE IS IMPORTANT. PLEASE CALL __________________ IF YOU HAVE ANY
QUESTIONS
ABOUT THIS PROXY STATEMENT OR THE ENCLOSED PROXY. YOU MAY VOTE BY MAIL, IN PERSON OR BY FACSIMILE AT _____________________.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE NEW MAKRET SHARES TO BE ISSUED IN THE REORGANIZATION OR DETERMINED IF
THIS PROXY STATEMENT AND PROSPECTUS IS TRUTHFUL OR COMPLETE. TO STATE OTHERWISE IS A CRIME.

SUMMARY

This proxy statement and prospectus is being furnished to the shareholders of Old Dominion in connection with the solicitation of proxies by the Board of Old Dominion to be used at a Special Meeting of Shareholders of the Series to be held on ___________, 200__ at _____[a.m./p.m.] Eastern time, at the offices of ________________________________. The purpose of the Special Meeting is to consider and vote on the Reorganization Agreement and the Reorganization it describes.

The following is a summary of certain information contained elsewhere in this proxy statement and prospectus (including the Reorganization Agreement attached hereto as Exhibit A), as well as the New Market Prospectus, which accompanies this proxy statement and prospectus and is incorporated by reference herein. The New Market Prospectus describes the investment objective and principal strategies of New Market and provides information about the shareholder fees and operating expenses of, management and other services provided to, and the procedures for the purchase and redemption of shares of New Market. This summary is not intended to be complete and is qualified in all respects by reference to the more detailed information appearing elsewhere in this proxy statement and prospectus, the Reorganization Agreement and the New Market Prospectus.

INTRODUCTION

Shareholders of Old Dominion will be asked at the Special Meeting to approve the Reorganization Agreement and the Reorganization it describes, as discussed in more detail in this proxy statement and prospectus. If approved, the Reorganization is expected to be completed as of the close of business on or about _______________, or such other date as the parties may determine (the "Closing Date"), assuming that all conditions to closing have been satisfied.

New Market is a series of TWF, a Maryland corporation organized in May, 1997. TWF is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment adviser for New Market is The London Company of Virginia and its distributor is First Dominion Capital Corp.

Old Dominion is a mutual fund series of Old Dominion Investors' Trust, Inc. (the "Corporation"), a registered open-end management investment company organized as a Virginia corporation. While the Corporation is registered as a series investment company, Old Dominion is its only series. Investors' Security Company has been employed by Old Dominion as its manager and investment adviser to supervise the investments of Old Dominion and in that capacity is responsible for developing and implementing an investment strategy and program designed to achieve the investment objective of Old Dominion to select stocks for purchase and disposition on a day-to-day basis consistent with that investment strategy and program. Investors Security Co., Inc. is the distributor for Old Dominion.

                          THE REORGANIZATION AGREEMENT

The Reorganization Agreement describes the essential terms of the proposed Reorganization. A complete copy is attached as Exhibit A. Pursuant to the Reorganization Agreement, New Market will acquire substantially all of the assets of Old Dominion and assume the Old Dominion liabilities that are reflected in the computation of its net asset value and other ordinary operating liabilities of Old Dominion, but only such liabilities. Any liabilities of Old Dominion not assumed by New Market will remain the responsibility of Old Dominion. In exchange, New Market will issue to Old Dominion Class A Shares of New Market having an aggregate net asset value equal to the aggregate value of Old Dominion assets so acquired, less the Old Dominion liabilities so assumed. Old Dominion will then immediately make a pro rata distribution of such New Market shares to the Old Dominion shareholders. As a result of the Reorganization, each Old Dominion shareholder will receive the number of full and fractional New Market Class A Shares equal that are equal in value to that shareholder's pro rata interest in the net assets transferred to New Market as of the close of business on the Closing Date. As a result, the shareholders of Old Dominion will become shareholders of New Market. It is expected that the value of each shareholder's account in New Market immediately after the Reorganization will be the same as the value of that shareholder's account in Old Dominion immediately prior to the Reorganization.

Old Dominion shareholders will not pay any sales load or sales commissions on the New Market shares they receive in the Reorganization or on the Old Dominion shares they surrender in the Reorganization. Although it is not a condition precedent to the closing of the Reorganization that Old Dominion and New Market receive a tax ruling or legal opinion concerning the tax effects of the Reorganization, it is the intent of the parties that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization so qualifies, shareholders of Old Dominion will not recognize any income, gain or loss for federal income tax purposes as a result of the exchange in the Reorganization of their shares in Old Dominion for shares of New Market.

At or following the distribution of the New Market shares to Old Dominion shareholders, Old Dominion will satisfy any of its liabilities that are not assumed by New Market, and its operations will be discontinued. The Corporation and its Series will be dissolved under the Virginia General Corporation Law.

REASONS FOR THE PROPOSED REORGANIZATION

The current investment adviser to Old Dominion is Investors' Security Company, Inc., which also may be referred to as the "Current Adviser." The Current Adviser recently advised the Board that it wanted to engage in an internal reallocation of its resources. To that end, it wanted to be able to devote more of its own resources to "pure" investment management mandates, while having less direct contact with broader management functions associated with acting as the primary investment manager of a registered investment company. The Current Adviser also noted that the same officer has served as the portfolio manager for Old Dominion since 1964. While the Current Adviser indicated that it had considered continuing to provide investment advice to the Series, it had concluded that a smooth transition would provide a better means of reducing its administrative role in the operation of the Series while providing for future continuity of operations.

The Board then considered alternatives available to the Board and the shareholders to respond to the concerns raised by the Current Adviser. The Board recognized that the determining factor should be the benefit of each alternative to the shareholders, weighed against the costs and risks of the alternatives. For the reasons described below, the Board reached a preliminary conclusion that the best alternative for the shareholders at this time would be either to combine Old Dominion with a fund that has an investment objective compatible with the present investment goals of shareholders and a prospect for stronger future performance, or to liquidate and discontinue Old Dominion. Taking into account the continuing investment goals of shareholders, tax issues, and other factors, and the willingness of the Current Adviser to assume a reduced role in operating the Series, the Board ultimately determined that the interests of Old Dominion shareholders would be best served by the proposed Reorganization of the Series with a fund that would reflect the Board's current understanding of the investment goals of the Series' shareholders.

The Board then directed the officers to identify and evaluate candidate funds for this purpose. The officers reported, and the Board has concluded, that investment by Old Dominion shareholders in a fund that seeks long-term growth of capital through investments in common stocks and securities convertible into common stocks of companies perceived by that fund's adviser to have strong prospects for future growth is consistent with the investment results that now are sought by investors in the Series. This was considered to reflect changes current goals of investors, changes in the current markets, and other factors. After further review and analysis, the officers presented the Board with the proposal to implement the Reorganization with New Market. Among others, the factors that the Board of Directors of Old Dominion found most persuasive in determining that the Reorganization is in the best interests of the shareholders of Old Dominion include:

o The strong reputation of The World Funds, Inc. and First Dominion Capital Corp. in developing and marketing a broad range of financial products and services to the investing public directly and through other financial representatives;

o A perception that New Market has a strong prospect for future growth, including the growth resulting from the prospective addition of the assets of Old Dominion to its portfolio, that should enable New Market to spread its fixed cost over a larger base of assets and thereby reduce its operating expense ratio for both existing and new shareholders;

o The relatively strong performance of New Market and a recognition that its total net return to shareholders has been significantly superior to that of Old Dominion;

o A stronger sense of confidence in the potential for the investment strategy and program of New Market to generate acceptable returns;

o The willingness of the Current Adviser to continue to consult without compensation with the new adviser to the surviving entity following the Reorganization, and the cooperation of the adviser to New Market in offering its support to such an arrangement;

o The Board's assessment that alternatives to the Reorganization either were not readily attainable or proved less desirable than the Reorganization.

For these and other reasons, the Board of Directors of Old Dominion, including all of the Directors who are not "interested persons" of Old Dominion (as that term is defined in the 1940 Act), have concluded that the Reorganization is in the best interests of the shareholders of Old Dominion.

THE BOARD OF DIRECTORS OF OLD DOMINION RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT AND THE REORGANIZATION.

The Board of Directors of TWF also approved the Reorganization. The Board of Directors of TWF believe the Reorganization, which will increase the current asset base of New Market, taken together with anticipated future growth, will present the opportunity for economies of scale that in turn may lower annual fund operating expenses in the future.

FEDERAL TAX CONSEQUENCES

Although the parties do not expect to seek any tax ruling or tax opinion concerning the Reorganization, it is the intent of the parties that the Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended. Assuming the Reorganization so qualifies, no gain or loss will be recognized for federal income tax purposes by the shareholders of Old Dominion or New Market as a result of the Reorganization. Absent a ruling or opinion, there can be no assurance that the intended treatment will control, but the terms of the Reorganization Agreement, and the structure of the Reorganization follow, and will continue to follow, prevailing standards governing such matters.

                             COMPARISON OF THE FUNDS

INVESTMENT OBJECTIVE:

Old Dominion -- Income. Long-term growth of capital is a secondary objective. New Market -- Long-term growth of capital.

INVESTMENT STRATEGIES:
-----------------------------------------------------------------
Old Dominion -- Old              New  Market  --  Under   normal
Dominion's principal investment  circumstances,  the  Fund  will
strategies include:              invest  at least 65% of its net
                                 assets  in  common   stocks  or
                                 securities   convertible   into
                                 common    stocks,    such    as
                                 warrants,   convertible  bonds,
o     Investing in common stock  debentures    or    convertible
      listed on the New York     preferred stock.
      Stock Exchange. Old
      Dominion's investment
      policies do not presently
      permit investments in
      stocks that are not
      listed on the New York or
      American Stock Exchange.


o     Old Dominion's investment
        policies limit the
        investments in stocks
        to stocks that have
        paid continuous
        dividends for at least
        ten years. This tends
        to limit the stock
        investments to
        companies with
        relatively large
        capitalizations.

 o    Writing covered call
      options on a portion of
      the securities portfolio
      when management believes
      that the potential for
      further appreciation in
      those portfolio stocks is
      limited.

o Writing put options on a portion of the securities portfolio when management believes that the potential for a decline in those portfolio stocks is limited.


In selecting the stocks in which Old Dominion will invest or sell, the manager attempts to diversify the portfolio, adhering to the investment policy that provides that no more than 25% of the portfolio value may be concentrated in a single industry. The manager attempts to identify sectors in which it believes that stocks will outperform the market as a whole, and regularly evaluates the portfolio to adjust concentrations.
--------------------------------------------------------------------------------
                                    EXPENSES

The following information is provided in order to assist you in understanding the fees and expenses that an investor will bear directly or indirectly in Old Dominion and New Market. The expense figures and examples shown are based on figures from each fund's fiscal year end. The fiscal year end for each fund is August 31st. While actual expenses may be greater or less than those shown, the expenses of New Market are not expected to change materially as a result of the proposed Reorganization.



                                  OLD DOMINION

Shareholder Fees (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a
      percentage of offering price)                                4.00%*
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None
    Deferred Sales Charge (Load)                                   None
    Redemption Fees                                                None
    Exchange Fee                                                   None
* Sales charges are reduced for purchases of $100,000 or more.

Annual Operating Expenses of the Fund (expenses deducted from Fund assets) (as a percentage of average net assets)
    Management Fees                                                 0.50%
    Distribution (12b-1) Fees*                                      0.25%
    Other Expenses (Audit, legal, shareholder services, transfer
      agent and custodian)                                          2.89%
    Total Annual Operating Expenses                                 3.64%
* Expenses under the 12b-1 plan must be approved in advance by the Board of Directors and may not exceed 0.25% of average net assets annually.



                                   NEW MARKET

---------------------------------------------------------------------------
Shareholder Transaction Fees (fees paid  directly  from your investment)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                          Class A  Class
                                                          Shares   C Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge (Load Imposed on Purchases (1)       5.75%    None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)(2)                   2.00%    2.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested         None     None
Dividends and Distributions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Redemption Fees (3)                                       None     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Exchange Fees (4)                                         None     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Estimated Annual Operating Expenses (expenses that are deducted from Fund assets
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Advisory Fee                                              1.00%    1.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(5)                  0.50%    1.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses (6)                                        0.50%    0.50%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      2.00%    2.50%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Fee Waiver and/or Expenses Reimbursements (7)             0.01%    0.01%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Expenses                                              1.99%    2.49%
---------------------------------------------------------------------------

(1) As a percentage of the offering price.
(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase. A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two (2) years. The charge is a percentage of the net asset value at the time of purchase.
(3) Your account may be charged $10 for a telephone redemption.
(4) Your account may be charged $10 for a telephone exchange.
(5) New Market has a Distribution and Service Plan (the "12b-1 Plan") for its Class A and Class C shares. The 12b-1 Plan may pay a maximum distribution fee of 0.50% for Class A Shares and 1.00% (0.75% for distribution expenses and 0.25% for shareholder services) for Class C Shares.
(6) Other Expenses are based on amounts for New Market's Class A Shares for the fiscal year end August 31, 2003.
(7) In the interest of limiting expenses of New Market, The London Company of Virginia has entered into a contractual expense limitation agreement with TWF. Pursuant to the agreement, TLC has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of New Market's Class A Shares is limited to 1.99% until August 31, 2004 and Class C Shares is limited to 2.49% for the first three years following commencement of operations.

EXAMPLES:

The following examples are intended to help you compare the cost of investing in the funds (and investing in the combined fund on a pro-forma basis given effect to the Reorganization) with the cost of investing in other mutual funds.

Each example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those time periods. Each example also assumes that your investment has a 5% return each year and the fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   NEW MARKET

PRO-FORMA COMBINED







COMPENSATION OF CLASSES OF SHARES

NEW MARKET. New Market presently offers three classes of shares - Class A, Class C and Institutional shares. Only Class A Shares will be issued in the Reorganization.

Class A Shares have a maximum front-end sales charge of 5.75% and an annual 12b-1 fee of 0.50% of New Market's average net assets attributable to Class A Shares. If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase. The charge is a percentage of the net asset value at the time of purchase. The minimum initial investment amount is $1,000 and$100 for additional purchases.

OLD DOMINION. Old Dominion offers only one class of shares. Old Dominion shares have a 4.00% maximum front-end sales charge and an annual 12b-1 fee of 0.25% of Old Dominion's average net assets. The minimum purchase amount for both initial and subsequent purchases is $25.

                                      RISKS

-----------------------------------------------------------------
Old Dominion --                  New  Market   --The   principal
                                 risk   of   investing   in  New
                                 Market  is that  the  value  of
                                 its  investments are subject to
                                 market,  economic  and business
Stock Market Volatility.  Stock  risk  that  may  cause  the net
------------------------
markets are volatile and can     asset    value    ("NAV")    to
decline significantly in         fluctuate       over      time.
response to adverse issuer,      Therefore,  the  value  of your
political, regulatory, market    investment  could  decline  and
or economic developments.        you could lose money.  There is
Different parts of the market    no    assurance     that    the
can react differently to these   investment     adviser     will
developments.                    achieve New Market's objective.

Issuer-Specific Changes.         New   market   operates   as  a
The value of an individual       non-diversified     fund    for
security or a particular         purposes   of  the   Investment
type of security in Old          Company   Act   of   1940,   as
Dominion's portfolio can be      amended (the "1940 Act".  This means
more volatile than the market    that New Market may invest a larger
as a whole and perform           portion of its assets in a small number
differently from the market      of securities.  This may cause the
as a whole.                      the market action of New Market's larger
                                 portfolio positions to have a greater impact on New Market's NAV, which could result in increased volatility.


Inability to Diversify
Because of Investment
Policy Restrictions. Because
Old Dominion is subject to a
number of investment policy
restrictions, including the
requirement that it invest
only in stocks that have
a long history of paying
dividends and those that are
listed on the New York
and American Stock
Exchanges, Old Dominion
may not be able to diversify
as broadly as other mutual
funds.

Option Transactions. Because
Old Dominion is permitted to
write put and call
options, Old Dominion is
subject to market conditions
that may cause Old
Dominion to suffer losses
on these transactions.

-----------------------------------------------------------------
                            PERFORMANCE OF NEW MARKET

Information about the performance of New Market, including management's discussion of its performance, for the fiscal year ended August 31, 2003 and for the six months ended February 28, 2003 is contained in the New Market Prospectus and the New Market Shareholder Reports, copies of which accompany this proxy statement and prospectus.

               HOW ARE INCOME AND GAINS OF THE FUNDS DISTRIBUTED?

Old Dominion -- Old Dominion's articles of incorporation require that Old Dominion distribute its "net income" on or about January 15, May 1, August 1 and November 1 of each year. These distributions are paid only to stockholders who have open accounts on the record date for the distributions.

New Market -- Dividends from net investment income, if any, are declared annually.

                                    TAXATION

A sale or exchange of shares of either fund generally is a taxable event and may result in a capital gain or loss.

Distributions, whether received in cash or addition fund shares, are subject to federal income tax. Income dividends are taxed as ordinary income. Capital gains distributions are taxable at different rates depending on the length of time a fund held the assets that were sold.

                           ORGANIZATION AND MANAGEMENT

Old Dominion -- Old Dominion is a mutual fund series of the Corporation which is an open-end management investment company, that was organized on July 17, 1951 as a Virginia corporation. Old Dominion presently is the only series offered by the Corporation.

Investment Adviser--Investors' Security Co., Inc. (the "Current Adviser" or "ISC") has been employed by Old Dominion as its manager and investment advisor to supervise the investments of the Fund. The Board of Directors of Old Dominion maintains control and supervision of the Current Adviser's investment choices. The Current Adviser is also responsible for furnishing Old Dominion's office facilities, taking care of the filing and other clerical duties of Old Dominion's operations, providing statistical information, and computing Old Dominion's net asset value and advisory fees. The investment advisory offices are located at 110 Bank Street, Suffolk, Virginia. The manager has employed PFPC Global Fund Services, Inc. to maintain shareholder records and to manage dividend payments and reinvestments.

The Current Adviser is engaged pursuant to Old Dominion's contract between Old Dominion and ISC. Under this contract, Old Dominion must pay ISC a management fee of .00125 per quarter (or one-half of one percent per year) of the average value of Old Dominion's net assets. This fee is computed daily and paid monthly.

For the year ended August 31, 2003, Old Dominion's total expenses, including advisory fees, were 2.44% of the average annual net assets. The total advisory fees paid to ISC for the fiscal year ended August 31, 2003 were $_____.

Portfolio Manager -- Cabell B. Birdsong has been the Portfolio Manager of Old Dominion since September 1964. He has also been the President of Investors' Security Co., Inc., since September 1964.

The principal officers of Investors' Security Co., Inc. are as follows:
Cabell B. Birdsong, President and Treasurer; and Christopher M.
Holloway, Vice President and Secretary. Cabell B. Birdsong owns 99% of the outstanding shares of Investors' Security Company, Inc. and therefore controls the manager. The manager was incorporated in the State of Virginia in 1964.

New Market -- New Market is a mutual fund series of The World Funds, Inc. which is an open-end management investment company that was organized as a Maryland corporation in May, 1997. TWF consisted of eight separate series as of August 31, 2003.

Investment Adviser--The London Company of Virginia, located at Riverfront Plaza, West Tower, 901 East Byrd Street, Suite 1350A, Richmond, Virginia 23219, manages the investments of New Market pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). TLC, subject to the general supervision of the Board of Directors of TWF, manages New Market in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to TLC is accrued daily at an annual rate equal of 1.00% of the average daily net assets of New Market.

In the interest of limiting expenses of New Market's Class A and Class C shares, TLC has entered into a contractual expense limitation agreement with TWF. Pursuant to the agreement, TLC has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of New Market's Class A Shares is limited to 1.99% until August 31, 2004 and Class C Shares is limited to 2.49% for the first three years following commencement of operations. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

TLC will be entitled to reimbursement of fees waived or reimbursed by TLC to New Market. The total amount of reimbursement recoverable by TLC (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by TLC to New Market during any of the previous three (3) years, less any reimbursement previously paid by New Market to TLC with respect to any waivers, reductions, and payments made with respect to New Market. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of TWF.

Portfolio Manager -- Since New Market's commencement of investment operations on October 1, 1998, Mr. Stephen Goddard has been principally responsible for the portfolio management of New Market. Mr. Goddard, who controls TLC, has been President of TLC since its founding and has been active in the investment field professionally for more than sixteen years.

                             OTHER SERVICE PROVIDERS
Old Dominion

The following firms serve in the indicated capacities for Old Dominion pursuant to contractual relationships:

FUNCTION                  FIRM

Distributor               Investor Security Co., Inc.
                          110 Bank Street
                          Suffolk, VA 23434
Administrator

Fund Accounting Agent

Transfer and Dividend
Disbursing Agent          PFPC Global Fund Services
                          760 Moore Road
                          King of Prussia, PA 19406-0903

Custodian                 PFPC Trust Company
                          800 Tinicurn Boulevard, 3rd Floor
                          Philadelphia, PA 19153

Independent Accountants

New Market

The following firms serve in the indicated capacities for New Market pursuant to contractual relationships:

FUNCTION                  FIRM

Distributor               First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                          Richmond, VA 23229

Administrator             Commonwealth Shareholder Services, Inc.
                          1500 Forest Avenue, Suite 223
                          Richmond, VA 23229


Fund Accounting Agent     Commonwealth Fund Accounting, Inc.
                          1500 Forest Avenue, Suite 100
                          Richmond, VA 23229

Transfer and Dividend
Disbursing Agent          Fund Services, Inc.
                          1500 Forest Avenue, Suite 111
                          Richmond, VA 23229

Custodian                 Brown Brothers Harriman and Co.
                          40 Water Street
                          Boston, MA 02109

Independent Accountants   Tait, Weller and Baker
                          1818 Market Street, Suite 2400
                          Philadelphia, PA 19103

                       FURTHER INFORMATION ABOUT EACH FUND

For more information about New Market, including information of its investment objectives, principal strategies and risks, expenses, management, purchase, redemption and exchange procedures, and shareholder services, please read the New Market Prospectus which is incorporated by reference into and accompanies this proxy statement and prospectus.

For similar information about Old Dominion, please read the Old Dominion Prospectus, which is incorporated by reference into this proxy statement and prospectus. The Old Dominion Prospectus was previously delivered to you and is available upon request without charge by calling ___________________ at
------------------.

                   APPROVAL OF THE REORGANIZATION AGREEMENT

The Board of Directors of Old Dominion recommends that the shareholders vote to approve the Reorganization Agreement and the Reorganization that it describes. The Board of Directors approved the Reorganization Agreement based on its belief that the Reorganization is in the best interests of shareholders of Old Dominion.

DESCRIPTION OF THE REORGANIZATION AGREEMENT

The terms and conditions of the proposed Reorganization are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this proxy statement and prospectus.

The Reorganization Agreement contemplates the transfer of substantially all of the assets and ordinary operating liabilities of Old Dominion to New Market in exchange solely for Class A Shares of New Market, and the pro rata distribution of those shares to the shareholders of Old Dominion. If approved by the shareholders, the Reorganization will occur as of the close of business on ______________(the "Closing Date"), or such other date as the parties may determine.

Under the Reorganization Agreement, New Market will acquire substantially all of the property, rights and assets of Old Dominion, including but not limited to all portfolio securities, cash, cash equivalents, and dividend and interest receivables owned by Old Dominion. New Market also will assume the liabilities of Old Dominion that are reflected in the computation of its net asset value and other ordinary operating liabilities of Old Dominion, but only such liabilities, and discharge them when and as they are due or otherwise in accordance with their terms. Any liabilities of Old Dominion not assumed by New Market will remain the responsibility of Old Dominion. To protect against certain of the liabilities, Old Dominion will arrange for continued coverage under an errors and omissions insurance policy to provide protection in the unlikely event that, after the Closing Date, any presently unknown and unanticipated claims are asserted against Old Dominion or its officers or directors by shareholders or other third parties. After the Closing Date, Old Dominion will cease operations and will dissolve pursuant to the Virginia General Corporation Law.

In consideration for the assets (less the liabilities) of Old Dominion transferred in the Reorganization, New Market will issue to Old Dominion Class A Shares of New Market having an aggregate net asset value equal to the value of the assets, less the liabilities, so transferred by Old Dominion. The assets of Old Dominion and the per share net asset value of New Market shares will be valued as of the close of trading on the New York Stock Exchange on the Closing Date. These valuations will be conducted in accordance with the policies and procedures of New Market as described in the accompanying New Market Prospectus and in the New Market SAI.

As of the close of business on the Closing Date, Old Dominion will distribute pro rata to its shareholders of record the shares of New Market received by Old Dominion. This liquidating distribution will be accomplished by opening accounts on the books of New Market in the names of shareholders of Old Dominion and by transferring the shares credited to the account of Old Dominion on the books of New Market. Each account opened will receive the respective pro rata number of Class A Shares of New Market due to each Old Dominion shareholder in exchange for the shareholder's interest in Old Dominion. Fractional shares of New Market will be rounded to the nearest thousandth of a share.

Accordingly, every shareholder of Old Dominion will own Class A Shares of New Market immediately after the Reorganization that have an aggregate net asset value equal to the aggregate net asset value of the shareholder's Old Dominion shares immediately prior to the Reorganization. Moreover, because the New Market shares will be issued at net asset value in exchange for the net assets of Old Dominion, and the aggregate net value of those assets will equal the aggregate value of the New Market shares issued in exchange, the net asset value per share of New Market will not change as a result of the Reorganization. Thus, the Reorganization will not result in economic dilution to any Old Dominion or New Market shareholder.

On or prior to the Closing Date, Old Dominion will declare and pay a dividend to its shareholders of record so that, for the short taxable year that ends on the Closing Date, it will have declared an aggregate amount of dividends that: (a) is equal to at least the sum of its respective net capital gain and 90% of its investment company taxable income for such year, and (b) is sufficient to avoid any excise tax for the calendar year in which the Closing Date occurs.

                              PORTFOLIO SECURITIES

The investment portfolios of each of the funds participating in the Reorganization will be managed separately by the respective entities pending the Reorganization, and Old Dominion will use reasonable efforts to dispose of any of its securities appropriate for sale in a orderly manner in the normal course of its business. At the time of the Reorganization TLC will assume the responsibility for evaluating whether the securities acquired from Old Dominion are appropriate within the investment program of New Market. TLC will determine how to handle the retention or disposition of such securities. As promptly as practicable following the closing, New Market will, in an orderly fashion, dispose of any securities transferred to it by Old Dominion that TLC determines are inconsistent with New Market's investment objective and program. Based on the present composition of the portfolio of Old Dominion, TLC does not expect substantial changes in holdings acquired in the Reorganization.

The completion of the Reorganization is subject to certain conditions set forth in the Reorganization Agreement, including the following:

o The Reorganization Agreement must have been approved by the Old Dominion shareholders.

   Notwithstanding approval by the Old Dominion shareholders, the Reorganization may be terminated at any time prior to the Closing Date:

o     By mutual written consent of the parties;

o     By either party if the closing has not occurred by ____________________;

o By either party upon a misrepresentation, breach of warranty or failure to perform any agreement or covenant by the other party in any of its representations, warranties, agreements or covenants set forth in the Reorganization Agreement; or

o By the Board of Directors of TWF or by the Board of the Corporation if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Reorganization not in the best interests of the shareholders of New Market or of Old Dominion, respectively.

                           EXPENSES OF THE TRANSACTION

Old Dominion and New Market shall each bear its own expenses incurred in connection with entering into and consummating the transaction contemplated by the Reorganization Agreement.

                               TAX CONSIDERATIONS

As noted above, TWF will not obtain a tax opinion concerning the tax treatment of the transaction for Federal income tax purposes. It is, however, the intention of the parties that the Reorganization will qualify as a non-taxable event for shareholders. If the Reorganization is not a tax-free transaction for Federal income tax purposes, it will be treated as a purchase and sale transaction for federal income tax purposes, with gain or loss recognized as a consequence of the Reorganization by the shareholders of Old Dominion. Former shareholders of Old Dominion will be advised of the tax treatment of the Reorganization.

FEDERAL TAX CONSIDERATIONS

The Reorganization is not conditioned upon receipt by the parties of a tax ruling or opinion. No rulings have been requested from the Internal Revenue Service with respect to these matters. The parties will seek to structure and complete the Reorganization in a manner that is consistent with the various representations and assumptions described in this section, and it is the intent of the parties that the tax treatment of the Reorganization for the shareholders and the entities involved will be as set forth herein. No attempt has been made to comment on all federal income tax consequences of the Reorganization that may be relevant to particular shareholders, including shareholders that are subject to special rules such as dealers in securities, foreign persons, insurance companies, and tax exempt entities.

In the event the Reorganization does receive the intended treatment under tax laws, the principal Federal income tax consequences that will result from the Reorganization, under currently applicable law, are as follows:

o The Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and Old Dominion and New Market will each be a "party to" the Reorganization within the meaning of Section 368(b) of the Code;

o No gain or loss will be recognized by Old Dominion upon the transfer of substantially all of its assets to New Market in exchange solely for shares of New Market and the assumption by New Market of certain of Old Dominion's liabilities;

o No gain or loss will be recognized by New Market upon its receipt of substantially all of the assets of Old Dominion in exchange solely for shares of New Market or upon its assumption of certain of Old Dominion's liabilities;

o No gain or loss will be recognized by Old Dominion on the distribution to the Old Dominion shareholders of the shares of New Market received by Old Dominion in the Reorganization;

o No gain or loss will be recognized by the Old Dominion shareholders upon the liquidation of Old Dominion and the related surrender of their shares of Old Dominion in exchange for shares of New Market;

o The basis of the shares of New Market received by each shareholder of Old Dominion in connection with the Reorganization will be the same as the Old Dominion shareholder's basis in his or her shares of Old Dominion immediately prior to the Reorganization;

o The holding period of the shares of New Market received by each shareholder of Old Dominion in connection with the Reorganization will include such Old Dominion shareholder's holding period of his or her shares of Old Dominion held immediately prior to the Reorganization, provided that such shares of Old Dominion were held by such Old Dominion shareholder as a capital asset at the effective time of the Reorganization;

o New Market's basis in the assets acquired from Old Dominion will be the same as the basis of such assets in the hands of Old Dominion immediately prior to the Reorganization;

o The holding period of the assets of Old Dominion received by New Market will include the period during which such assets were being held by Old Dominion; and

o New Market will succeed to and take into account as of the Closing Date the items of Old Dominion described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the applicable Treasury Regulations thereunder.

THE FOREGOING DESCRIPTION OF THE PROPOSED FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF OLD DOMINION. OLD DOMINION SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

                            OWNERSHIP OF FUND SHARES

NEW MARKET

As of ___________ no person was known to own of record or beneficially 5% or more of the outstanding shares of any class of shares of New Market.

New Market is not "controlled" (as defined in the 1940 Act) by any person.

To the knowledge of TWF, the beneficial ownership of shares of New Market by the officers and directors of TWF as a group constitute less than 1% of the outstanding shares of New Market.

OLD DOMINION

As of ______________, no person was known to own of record or beneficially 5% or more of the outstanding shares of Old Dominion.

Old Dominion is not "controlled" (as defined in the 1940 Act) by any person.

To the knowledge of the Corporation, the beneficial ownership of shares of Old Dominion by the officers and directors of the Corporation as a group constituted less than 1% of the outstanding shares of Old Dominion.

                               VOTING INFORMATION

Solicitation of proxies will be conducted principally by the mailing of this proxy statement and prospectus and the accompanying proxy card. Proxies also may be solicited in person, or by telephone or facsimile, or, without special compensation, by officers of the Corporation or by officers and employees of
-----------------.

Any proxy which is properly executed and returned in time to be voted at the Special Meeting will be voted in accordance with the instructions marked thereon. In the absence of such instructions, the proxy will be voted "FOR" approval of the Reorganization Agreement. The duly appointed proxies may, in their discretion, vote upon such other matters as may properly come before the Special Meeting or any adjournments thereof. A shareholder may revoke his or her proxy at any time prior to its exercise by delivering written notice of revocation to the Secretary of the Corporation or by executing and delivering a later dated proxy to the Corporation or by attending the Special Meeting in person to vote the shares of Old Dominion held by such shareholder.

The presence at the Special Meeting, in person or by proxy, of shareholders representing a majority of all Old Dominion shares outstanding and entitled to vote on the proposal constitutes a quorum for the transaction of business. Abstentions and broker non-votes (proxies from brokers or other nominee owners indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote the shares as to a matter with respect to which the brokers or other nominee owners do not have discretionary power to vote) will be treated as present for purposes of determining the presence or absence of a quorum.

A quorum for the transaction of business at the Special Meeting is constituted by the presence in person or by proxy of holders of a majority of the outstanding shares of the Fund. If a proxy is properly executed and returned accompanied by instructions to withhold authority, or is marked with an abstention, the shares represented thereby will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum.

Approval of the Reorganization requires the affirmative vote of the holders of the lesser of: (i) 67% of the shares of the Fund present at the Special Meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

In the event that sufficient votes in favor of the proposal are not received by the scheduled time of the Special Meeting (including any adjournment of the Special Meeting), the persons named as proxies in the enclosed proxy may propose one or more adjournments of the Special Meeting in order to permit further solicitation of proxies without the necessity of further notice. They will vote in favor or any such proposal all proxies that have not been directed to be voted against the proposal to approve the Reorganization. Any such adjournment will require the affirmative vote of a majority of the shares present at the session of the Special Meeting to be adjourned.

Shareholders of record of Old Dominion at the close of business on _______________ (the "Record Date") will be entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Each shareholder will be entitled to one vote for each of his or her shares (and a fractional vote for each fractional share) on each matter presented at the Special Meeting. As of the Record Date, there were a total of ___________ shares of Old Dominion outstanding.

Under Virginia law, shareholders of Old Dominion will not be entitled to any appraisal or similar rights in connection with the Reorganization. However, a shareholder may redeem shares of Old Dominion at net asset value prior to the closing of the proposed Reorganization in the manner specified in the Old Dominion Prospectus.

                                  MISCELLANEOUS

AUDITORS

Tait, Weller and Baker serves as independent accountants and auditors to New Market. Tait, Weller and Baker has no direct or indirect financial interest in TWF or New Market, except for the fees it receives as auditors and independent public accountants. No representative of Tait, Weller and Baker is expected to be present at the Meeting.

Briggs, Bunting and Dougherty serves as independent accountants and auditors to Old Dominion. Briggs, Bunting and Dougherty has no direct or indirect financial interest in the Company or Old Dominion, except for the fees it receives in its capacity as auditors and accountants. No representative of Briggs, Bunting and Dougherty is expected to be present at the Meeting.

INTERESTS OF EXPERTS AND COUNSEL

No expert or counsel named herein has a substantial interest in the Corporation, TWF, either Fund, the Reorganization, or any other transaction contemplated by this proxy statement and prospectus.

OTHER MATTERS

The Board of Directors of the Corporation has not been informed and is not aware that any other matter will be brought before the Special Meeting. Under the Company's bylaws, the substantive matters on the agenda at a Special Meeting will generally be limited to the matters scheduled to be placed before the meeting. However, unless expressly indicated otherwise on the enclosed form of proxy, proxies may be voted with discretionary authority with respect to any other matter that may properly be presented at the Special Meeting or any adjournment thereof. Shareholders of Old Dominion wishing to submit proposals for inclusion in a proxy statement and form of proxy for any future shareholder meetings should send their written proposals to the Secretary of the Corporation, 110 Bank Street, Suffolk, Virginia 23434.

AVAILABLE INFORMATION

TWF has filed with the Commission a Registration Statement with respect to the shares of New Market offered in this proxy statement and prospectus. As permitted by the rules and regulations of the Commission, this proxy statement and prospectus omits certain information, exhibits and undertakings contained in the Registration Statement. Such additional information can be inspected at the Public Reference Room of the Commission at 450 Fifth Street N.W., Washington, D.C. 20549. Copies of the Registration Statement can be obtained from the Commission at prescribed rates by writing to the Commission at any such address. For further information, reference is made to the Registration Statement and to the exhibits thereto.

In addition to the above, New Market and Old Dominion are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information with the SEC. Proxy materials, reports and other information about New Market and Old Dominion which are of public record also can be inspected and copied at Commission's Public Reference Room. Copies of these materials can be inspected and copied at the Commission's principal and regional offices described above and can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549. The Commission also maintains a website at http:\\www.sec.gov that will contain certain other publicly available documents about TWF, New Market, the Corporation and Old Dominion.

No person has been authorized to give any information or to make any representations other than those contained in this proxy statement and prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by TWF or the Corporation. This proxy statement and prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it would be unlawful to make the offer in that state or jurisdiction.

                           EXHIBITS TO COMBINED PROXY

                              STATEMENT/PROSPECTUS

Exhibit

A     Agreement and Plan of Reorganization on behalf of New Market and Old
      Dominion.

B     Prospectus of New Market dated October 31, 2002, as revised April 1, 2003.

                                                                       EXHIBIT A



                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _______, 200__, by and between The World Funds, Inc., a Maryland corporation (the "Company"), on behalf of the New Market Fund series of the Company ("New Market"), and Old Dominion Investors' Trust, Inc., a Virginia corporation (the "Corporation"), on behalf of its only series of the Corporation ("Old Dominion").

      All references in this Agreement to action taken by Old Dominion or New Market shall be deemed to refer to action taken by the Corporation or the Company, respectively.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by Old Dominion of all or substantially all of its assets to New Market, in exchange solely for shares of beneficial interest in New Market having a net asset value equal to the net asset value of Old Dominion, the assumption by New Market of all the known liabilities of Old Dominion, and the distribution of New Market shares to the shareholders of Old Dominion in complete liquidation of Old Dominion as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Board of Directors of the Corporation have determined that it is in the best interest of Old Dominion that the assets of Old Dominion be acquired by New Market pursuant to this Agreement and in accordance with the applicable statutes of the State of Virginia and the State of Maryland and that the interests of existing shareholders will not be diluted as a result of this transaction;

      WHEREAS, the Board of Directors of the Company have determined that it is in the best interest of New Market that the assets of the Old Dominion be acquired by New Market pursuant to this Agreement and in accordance with the applicable statutes of the State of Virginia and the State of Maryland and that the interests of existing shareholders will not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. PLAN OF REORGANIZATION

      1.1 Subject to the requisite approval of Old Dominion's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Corporation shall transfer all or substantially all of the assets of Old Dominion, as set forth in paragraph 1.2, to New Market, and the Company shall (i) cause New Market to deliver to the Corporation a number of full and fractional New Market shares equal to the net asset value of Old Dominion, as of the time and date set forth in Article 2 and (ii) assume all the known liabilities of Old Dominion, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

      1.2 The assets of Old Dominion to be acquired by the New Market shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by Old Dominion and any deferred or prepaid expenses shown as an asset on the books of Old Dominion on the closing date provided in paragraph 2.1(the "Closing Date"). All known liabilities, expenses, costs, charges and reserves of Old Dominion, to the extent that they exist at or after the Closing, shall after the Closing attach to New Market, and may be enforced against New Market to the same extent as if the same had been incurred by New Market.

      1.3 Old Dominion will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the applicable New Market shares received by the Corporation pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of New Market shares then credited to the accounts of Old Dominion on the books of New Market to open accounts on the share records of New Market in the names of the applicable Current Shareholders and representing the respective pro rata number of New Market shares, of the corresponding class due such shareholders. All issued and outstanding shares of Old Dominion will simultaneously be cancelled on the books of the Corporation. New Market shall not issue certificates representing New Market in connection with such exchange. Ownership of New Market shares will be shown on the books of the Company's transfer agent. As soon as practicable after the Closing, the Corporation shall take all steps necessary to effect a complete liquidation of Old Dominion.

      1.4 Any reporting responsibility of Old Dominion including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Old Dominion.

      1.5 All books and records of Old Dominion, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to New Market from and after the Closing Date and shall be turned over to New Market as soon as practicable following the Closing Date.

2. CLOSING AND CLOSING DATE

      2.1 The Closing Date shall be _____________________, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices
----------------------------------------------------------
------------------------------------------------------------------------------,
or at such other time and/or place as the parties may agree.

       2.2 The Corporation shall direct
_____________________________________(the "Custodian"), as custodian for Old
Dominion, to deliver, at the Closing, a certificate of an authorized officer stating that (i) assets shall have been delivered in proper form to New Market prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Old Dominion's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for New Market no later than five business days preceding the Closing Date, and shall be transferred and delivered by Old Dominion as of the Closing Date for the account of New Market duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940 Act) in which Old Dominion's assets are deposited, Old Dominion's assets deposited with such depositories. The cash to be transferred by Old Dominion shall be delivered by wire transfer of federal funds on the Closing Date.

      2.3 The Corporation shall cause ____________________________(the "Transfer Agent"), transfer agent of Old Dominion, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of Old Dominion owned by each such shareholder immediately prior to the Closing. New Market shall issue and deliver a confirmation evidencing New Market shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Corporation that such New Market shares have been credited to the accounts of Old Dominion on the books of the New Market. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

       2.4 (i) The value of the assets of Old Dominion shall be the value of such assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the Closing Date, using the valuation procedures set forth in the Company's Articles of Incorporation and its prospectus and statement of additional information, together with any other valuation procedures established by the directors of the Company.

           (ii) The number of New Market shares to be issued (including fractional shares, if any) in exchange for the assets of Old Dominion shall be determined by dividing the value of Old Dominion's net assets determined using the valuation procedures referred to in paragraph 2.4(i), by the net asset value of a New Market share, determined in accordance with paragraph 2.4(ii).

           (iii) All computations of value shall be made by or under the direction of Old Dominion's and New Market's respective record keeping agents and shall be subject to review by Old Dominion's record keeping agent and by Old Dominion and New Market's respective independent accountants.

3. REPRESENTATIONS AND WARRANTIES

      3.1 The Corporation, on behalf of Old Dominion hereby represents and warrants to New Market as follows:

           (i) the Corporation is duly incorporated, validly existing and in good standing under the laws of the State of Virginia and has full power and authority to conduct its business as presently conducted;

           (ii) the Corporation has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of Old Dominion;

           (iii) the execution and delivery of this Agreement on behalf of Old Dominion and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Corporation or the shareholders of Old Dominion(other than as contemplated in paragraph 4.2(v)) are necessary to authorize this Agreement and the transactions contemplated hereby;

            (iv) this Agreement has been duly executed by the Corporation on behalf of Old Dominion and constitutes their valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

            (v) neither the execution and delivery of this Agreement by the Corporation on behalf of Old Dominion, nor the consummation by the Corporation on behalf of Old Dominion of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Articles of Incorporation or By-Laws of the Corporation, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Corporation is a party or by which the Corporation or any of its assets is subject or bound;

           (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Corporation on behalf of Old Dominion or the consummation of any transactions contemplated hereby by the Corporation, other than as shall be required in the opinion of counsel and obtained at or prior to the Closing;

            (vii) The current prospectus and statement of additional information of Old Dominion and each prospectus and statement of additional information of Old Dominion used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (viii) On the Closing Date, the Corporation, on behalf of Old Dominion, will have good and marketable title to the assets and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Company, on behalf of New Market, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to New Market; (ix) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Corporation, on behalf of Old Dominion, is a party or by which it is bound;

            (x) All material contracts or other commitments of Old Dominion(other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to Old Dominion on or prior to the Closing Date;

            (xi) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of New Market, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Old Dominion or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Corporation, on behalf of Old Dominion, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

           (xii) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of Old Dominion at August 31, 2003 have been audited by ______________________________, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to New Market) present fairly, in all material respects, the financial condition of Old Dominion as of such date in accordance with GAAP, and there are no known contingent liabilities of Old Dominion required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

           (xiii) Since August 31, 2003, there has not been any material adverse change in Old Dominion's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Dominion of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by New Market. For the purposes of this subparagraph (j), a decline in net asset value per share of Old Dominion due to declines in market values of securities in Old Dominion's portfolio, the discharge of Old Dominion liabilities, or the redemption of Old Dominion shares by shareholders of Old Dominion shall not constitute a material adverse change;

            (xiv) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of Old Dominion required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Old Dominion's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (xv) For each taxable year of their operation (including the taxable year ending on the Closing Date), Old Dominion has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, have been eligible to and have computed (or will compute) their federal income tax under Section 852 of the Code, and will have distributed all of their investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of their investment company taxable income and net capital gain for the period ending on the Closing Date;

            (xvi) All issued and outstanding shares of Old Dominion are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Corporation. All of the issued and outstanding shares of Old Dominion will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of Old Dominion, as provided in paragraph 2.3. Old Dominion does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of Old Dominion, nor is there outstanding any security convertible into any of Old Dominion's shares; and

           (xvii) The information to be furnished by Old Dominion for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

      3.2 The Company, on behalf of New Market, hereby represents and warrants to Old Dominion as follows:

           (i) The Company is duly organized, validly existing and in good standing under the laws of the State of Maryland and has full power and authority to conduct its business as presently conducted;

            (ii) the Company has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of New Market;

           (iii) the execution and delivery of this Agreement on behalf of New Market and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Company or the shareholders of New Market are necessary to authorize this Agreement and the transactions contemplated hereby;

           (iv) this Agreement has been duly executed by the Company on behalf of New Market and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

           (v) neither the execution and delivery of this Agreement by the Company on behalf of New Market, nor the consummation by the Company on behalf of New Market of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Articles of Incorporation or By-Laws of the Company, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Company is a party or by which the Company or any of its assets is subject or bound;

           (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Company on behalf of New Market or the consummation of any transactions contemplated hereby by the Company, other than as shall be required in the opinion of counsel and obtained at or prior to the Closing;

            (vii) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of New Market, is a party or by which it is bound;

           (viii) Except as otherwise disclosed in writing to and accepted by the Corporation, on behalf of Old Dominion, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against New Market or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of New Market, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

           (ix) All issued and outstanding shares of New Market are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company. New Market does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of New Market, nor is there outstanding any security convertible into any shares of New Market; and

           (x) The New Market shares to be issued and delivered to Old Dominion, for the account of the applicable Current Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of New Market, and will be fully paid and non-assessable.

4. CONDITIONS PRECEDENT

      4.1 The obligations of the Corporation on behalf of Old Dominion to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

            (i) The Company shall have filed with the Commission a registration statement on Form N-14 under the 1933 Act and such amendment or amendments thereto as are determined by the Board of Directors of the Company to be necessary and appropriate to effect the registration of New Market(the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

           (ii) The New Market shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

           (iii) All representations and warranties of the Company on behalf of New Market contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Corporation on behalf of Old Dominion shall have received a certificate of an officer of the Trust acting on behalf of New Market to that effect in form and substance reasonably satisfactory to the Corporation on behalf of Old Dominion.

      4.2 The obligations of the Company on behalf of New Market to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

           (i) The Company shall have filed the Registration Statement with the Commission, and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

           (ii) New Market shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

           (iii) All representations and warranties of the Corporation on behalf of Old Dominion contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Company on behalf of New Market shall have received a certificate of an officer of the Corporation acting on behalf of Old Dominion to that effect in form and substance reasonably satisfactory to the Company on behalf of New Market; and

            (Iv) The shareholders of Old Dominion shall have approved this Agreement at a special meeting of the shareholders of Old Dominion.

5. COVENANTS OF OLD DOMINION AND NEW MARKET

      5.1 New Market and Old Dominion covenant to operate their respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2 Old Dominion covenant to call a meeting of the shareholders of Old Dominion to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 Old Dominion covenant that the New Market shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4 Old Dominion will assist New Market in obtaining such information as New Market reasonably requests concerning the beneficial ownership of Old Dominion's shares.

      5.5 Subject to the provisions of this Agreement, New Market and Old Dominion will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6 Old Dominion will provide New Market with information reasonably necessary for the preparation of a proxy statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of Old Dominion to consider approval of this Agreement and the transactions contemplated herein.

      5.7 As soon as is reasonably practicable after the Closing, Old Dominion will make a liquidating distribution to their shareholders consisting of New Market shares received at the Closing.

      5.8 New Market and Old Dominion shall use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9 The Corporation, on behalf of Old Dominion, covenants that the Corporation will, from time to time, as and when reasonably requested by New Market, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of New Market, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Corporation's, on behalf of Old Dominion's, title to and possession of the New Market shares to be delivered hereunder, and (b) the Company's, on behalf of New Market's, title to and possession of all the assets of Old Dominion and otherwise to carry out the intent and purpose of this Agreement.

      5.10 New Market will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and other applicable law as may be necessary in order to continue their operations after the Closing Date.

6. EXPENSES

      All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by _________________________.

7. ENTIRE AGREEMENT

      The Company, on behalf of New Market, and the Corporation, on behalf of Old Dominion, agree that this Agreement constitutes the entire agreement between the parties.

8. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ________________, unless such date is extended by mutual agreement of the parties, (iii) by resolution of the Board of Directors of the Company or the Board of Directors of the Corporation, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable, or (iv) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

9. AMENDMENTS

      This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

10. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their respective principal places of business.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      11.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      11.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

      11.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

      11.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      11.5 It is expressly agreed that the obligations of the Company hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Company personally, but shall bind only the property of the Company, as provided in the Articles of Incorporation of the Company. The execution and delivery by such officers of the Company shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Company as provided in the Articles of Incorporation of the Company. The Company is a series company with eight series and has entered into this Agreement on behalf of New Market.

                                                                       EXHIBIT B



You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated October 31, 2002 , as revised April 1, 2003, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9525or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)

                               [graphics omitted]


                                 NEW MARKET FUND











                                 ------------

                                   PROSPECTUS

                                 ------------


                                Prospectus dated
                                October 31, 2002,
                            as revised April 1, 2003

PROSPECTUS

THE WORLD FUNDS, INC.
New Market Fund


Prospectus dated October 31, 2002, as revised April 1, 2003








This prospectus describes the New Market Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund seeks long-term growth of capital by investing in a non-diversified portfolio of common stocks and securities convertible into common stock. The Fund currently offers three classes of shares, two of which, Class A Shares and Class C Shares, are offered by this prospectus.
















As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                             PAGE

Risk/Return Summary                                            1
Performance Information                                        1
Fees and Expenses                                              3
Objective and Strategies                                       4
Risks                                                          5
Management                                                     5
Shareholder Information                                        6
Purchasing Shares                                              7
Redeeming Shares                                               8
Additional Information                                         9
Distributions and Taxes                                       11
Distribution Arrangements                                     12
Financial Highlights                                          15
More Information                                      Back Cover

                               RISK/RETURN SUMMARY

Investment Objective -- Long-term growth of capital

Principal Investment Strategies -- Under normal circumstances, the Fund will invest at least 65% of its net assets in common stocks or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

Principal Risk -- The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment could decline and you could lose money. There is no assurance that the investment adviser will achieve the Fund's objective.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the Fund if you are seeking long-term growth of capital and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

                             PERFORMANCE INFORMATION

The bar chart and performance table show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. As of the date of this prospectus, the Fund has not offered Class C Shares. The returns shown below are for Class A Shares of the Fund. Class C shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear difference expenses. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Class A Shares for the periods ended December 31, 2002 to the Lipper Large Cap Value Index. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

New Market Fund Total Return

1999             (1.72%)
2000              5.61%
2001              1.08%
2002            (12.08%)

[end bar chart]

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.65% (quarter ending 12/31/01) and the lowest return for a calendar quarter was (9.84%)(quarter ending 09/30/01).

                     Average Annual Total Return
                      (for the periods ending December 31, 2002)

                                                        Since Inception
                                      One Year          (October 1, 1998)


Class A Shares
Return Before Taxes(1)                  (17.13%)        0.20%
Return After Taxes on Distributions(1)  (17.13%)        0.20%
Return After Taxes on Distributions and
   Sale of Fund Shares(1)               (10.52%)        0.16%
Class C Shares(2)                       (13.84%)        1.60%
---------------------------------

Lipper Large Cap Value Index(3)         (19.68%)        0.07%

(1) After tax returns are shown for Class A Shares only. After tax returns for Class C shares will be different. After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.

(2) These returns represent the performance of the Class A Shares but they have been restated to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class C Share assets. Had the performance of the Class A Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(3) Lipper Large Cap Value Index is an unmanaged index. The Lipper Large Cap Value Index is an equally-weighted performance indice, adjusted for capital gains distributions and income dividends, of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

---------------------------------------------------------------------------
Shareholder Transaction Fees (fees paid  directly  from your investment)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                          Class A  Class
                                                          Shares   C Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge (Load Imposed on Purchases (1)       5.75%    None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)(2)                   2.00%    2.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested         None     None
Dividends and Distributions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Redemption Fees (3)                                       None     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Exchange Fees (4)                                         None     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Estimated Annual Operating Expenses (expenses that are deducted from Fund assets
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Advisory Fee                                              1.00%    1.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(5)                  0.50%    1.00%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses (6)                                        2.29%    2.29%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      3.79%    4.29%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Fee Waiver and/or Expenses Reimbursements (7)             1.80%    1.80%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Expenses                                              1.99%    2.49%
---------------------------------------------------------------------------

(1)  As a percentage of the offering price.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase. A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two (2) years. The charge is a percentage of the net asset value at the time of purchase.

(3)  Your account may be charged $10 for a telephone redemption.

(4)  Your account may be charged $10 for a telephone exchange.

(5) The Fund has a Distribution and Service Plan (the "12b-1 Plan") for its Class A and Class C shares. The 12b-1 Plan may pay a maximum distribution fee of 0.50% for Class A Shares and 1.00% (0.75% for distribution expenses and 0.25% for shareholder services) for Class C Shares.

(6) Other Expenses are based on amounts for the Fund's Class A Shares for the fiscal year end August 31, 2002.

(7) In the interest of limiting expenses of the Fund, The London Company of Virginia (the "Adviser") has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A Shares is limited to 1.99% until August 31, 2003 and Class C Shares is limited to 2.49% for the first three years following commencement of operations.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                        1 Year(1)  3 Years    5 Years    10 Years
                        ---------  -------    -------    --------

 Class A Shares           $765      $1,510     $2,273     $4,263
 Class C Shares (2)        452         775      1,809      4,414

(1) The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

(2) With respect to Class C Shares, the above examples assume payment of the applicable sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $252 for the one year period.

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term growth of capital. The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of common stocks or securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock.

Under normal circumstances, the Fund will invest at least 65% of its net assets in common stocks or securities convertible into common stocks. The Fund will not be limited to investing in the securities of companies of any particular size, or to securities traded in any particular market. It is the Fund's policy to focus its investments on profitable, financially stable growth companies. It is anticipated that such companies will generate high returns on invested capital. The companies will generally be unleveraged, characteristically have shareholder-oriented management, and generally tend to have large market capitalizations.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of our portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

                                      RISKS

Stock Market Risk -- The Fund is subject to stock market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about asset allocation are incorrect, the Fund may not perform as anticipated.

Small Companies Risk -- The Fund may invest a portion of its assets in smaller companies that may involve greater risk than investments in larger, more mature issuers. Smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Non-diversification -- The Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses.

Temporary Defensive Positions -- When the Fund's Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its total assets in U.S. government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position, it may not achieve its investment objective.

                                   MANAGEMENT

The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained an investment adviser to manage all aspects of the investments of the Fund.

Investment Adviser -- The London Company of Virginia, located at Riverfront Plaza, West Tower, 901 East Byrd Street, Suite 1350A, Richmond, Virginia 23219, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate equal of 1.00% of the average daily net assets of the Fund.

In the interest of limiting expenses of the Fund's Class A and Class C shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A Shares is limited to 1.99% until August 31, 2003 and Class C Shares is limited to 2.49% for the first three years following commencement of operations. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

Portfolio Manager -- Since the Fund's commencement of investment operations on October 1, 1998, Mr. Stephen Goddard has been principally responsible for the portfolio management of the Fund. Mr. Goddard, who controls the Adviser, has been President of the Adviser since its founding and has been active in the investment field professionally for more than fifteen years. Mr. Goddard is also a director and shareholder of Virginia Management Investment Corporation ("VMIC").

Prior to April 1, 2003, VMIC was the investment manager to the Fund. VMIC was entitled to receive management fees from the Fund at an annual rate equal of 1.00% of the average daily net assets of the Fund. For the fiscal year ended August 31, 2002, VMIC waived its entire fee.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A or Class C shares, subtracting any liabilities attributable to the applicable class of shares and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes may vary.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

                                PURCHASING SHARES

Minimum Investments -- The minimum initial investment in each class of shares of the Fund is $1,000. Additional investments in each class of shares of the Fund must be in amounts of $100 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

Share Class Alternatives -- The Fund offers investors three different classes of shares, two of which, Class A and Class C shares, are offered by this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements".

Public Offering Price -- When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price is equal to the Fund's NAV plus an initial sales charge, if any. The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Investing By Mail -- For initial purchases, the account application form, which accompanies this prospectus, should be completed, signed and mailed to Fund Services, Inc. (the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, together with a check made payable to the Fund. Please be sure to specify which class of shares you wish to invest in. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and taxpayer identification number(s).

Investing by Wire -- You may purchase shares by requesting your bank to transmit funds by wire directly to the Transfer Agent. To invest by wire, please call the Fund at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Fund of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form promptly to the Transfer Agent. This application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order (see "Signature Guarantees"). The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption proceeds to you within 7 calendar days after the Transfer Agent receives your redemption request in proper form. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 527-9525 for further information regarding redemptions.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Redemption by Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last thirty (30) days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Redemption by Telephone -- You may redeem your shares by telephone provided that you request this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service fee at any time without prior notice.

Redemption by Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees -- To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares or dollar amount being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (1) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(2) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (3) trust companies; (4) firms which are members of a domestic stock exchange; (5) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (6) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year from your account or may redeem the shares in your account, if it has a value of less than $1,000. The Fund will advise you in writing sixty (60) days prior to deducting the annual fee or closing your account, during which time you may purchase additional shares in any amount necessary to bring the account back to required minimum. If you bring your account balance up to the required minimum during this period of time, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you'll pay a deferred sales charge based on the date you bought the original shares you exchanged.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

General -- The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge, a distribution and service fee and a deferred sales charge of 2.00% on Class A Shares redeemed within three hundred sixty (360) days of purchase and for which no front-end sales charge was paid. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

----------------------------------------------------
                          Sales Charge
                              as a
                          Percentage of
----------------------------------------------------
----------------------------------------------------
                                                  Dealer
                                     Net          Discount
Amount of  Purchase  At    Offering  Amount       as
the Public Offering        Price     Invested     Percentage
Price                                             of
                                                  Offering
                                                  Price
--------------------------------------------------------------
--------------------------------------------------------------
Less than $50,000          5.75%     6.10%        5.00%
--------------------------------------------------------------
--------------------------------------------------------------
$50,000  but  less  than   4.50%     4.71%        3.75%
$100,000
--------------------------------------------------------------
--------------------------------------------------------------
$100,000  but less  than   3.50%     3.63%        2.75%
$250,000
--------------------------------------------------------------
--------------------------------------------------------------
$250,000  but less  than   2.50%     2.56%        2.00%
$500,000
--------------------------------------------------------------
--------------------------------------------------------------
$500,000  but less  than   2.00%     2.04%        1.75%
$1,000,000
--------------------------------------------------------------
--------------------------------------------------------------
$1,000,000 or more         1.00%     1.01%        1.00%
--------------------------------------------------------------

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Waiver of Front-End Sales Charges -- Class A Shares

No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2)  exchanges of one Fund's shares for those of another Fund;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser, First Dominion Capital Corp., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor.

Rule 12b-1 Fees -- The Board of Directors has adopted a Distribution and Service Plan for the Fund's Class A and Class C shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.50% for Class A Share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, the Fund has not offered Class C Shares. The information in the table is for Class A Shares of the Fund. Certain information reflects financial results for a single Class A Share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in Class A Shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD -- Class A Shares

                                      Years ended August 31         Period ended
                                        2002   2001   2000      August 31, 1999*

Per Share Operating Performance
Net asset value, beginning of period   $11.65  $11.71  $11.64    $10.00
Income from investment operations-
 Net investment loss                   (0.10)   (0.09)  (0.03)    (0.03)
 Net realized and unrealized
  gain (loss) on investments           (0.58)    0.03    0.10      1.67
Total from investment operations       (0.68)   (0.06)   0.07      1.64

Net asset value, end of period        $10.97   $11.65  $11.71    $11.64
Total Return                          (5.84%)  (0.51%)   0.60%    13.20%
Ratios/Supplemental Data
Net assets, end of period (000's)    $4,758    $5,662  $5,347    $3,256
 Ratio to average net assets (A)
 Expenses (B)                  2.08%      2.07%     1.99%          1.99%**
 Expense ratio - net (C)       1.99%      1.99%     1.99%          1.99%**
 Net investment loss           (0.80%)    (0.83%)   (0.34%)        (0.41%)**
 Portfolio turnover rate       7.09%      8.72%     32.86%         8.31%

*     Commencement of operations October 1, 1998
**    Annualized

(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, 1.70% for the year ended August 31, 2000 and 2.48% for the period ended August 31, 1999.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.